Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001611331
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2025